Segments - Additioanl Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Jul. 31, 2013	Jul. 31, 2012
Income from discontinued operations	$ 58,000	$ 82,000	$ 56,000	$ 455,000
Ongoing Operating Costs and Expenses [Member]
Income from discontinued operations		$ 229,000		$ 920,000